Debt - Additional Information (Details) - USD ($) shares in Millions, $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 06, 2021	May 21, 2020	Oct. 31, 2021	Mar. 31, 2022	Mar. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from Senior Secured Convertible Notes					$ 108.1
Converted preferred stock (in shares)	140.4
Maximum borrowing capacity			$ 105.0
Commitment fee rate						0.25%
Letters of credit outstanding, amount				$ 20.0
Percent of outstanding revolving commitments				35.00%		35.00%
Liquidity required				$ 15.0		$ 15.0
Alternate Base Rate
Debt Instrument [Line Items]
Spread on variable interest rate						1.50%
NYFRB Rate
Debt Instrument [Line Items]
Spread on variable interest rate			0.50%
One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			1.00%
Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 105.0
Commitment fee rate				0.25%
Revolving credit facility | Alternate Base Rate
Debt Instrument [Line Items]
Spread on variable interest rate			1.50%
Revolving credit facility | NYFRB Rate
Debt Instrument [Line Items]
Spread on variable interest rate			0.50%
Revolving credit facility | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			1.00%
Revolving credit facility | LIBOR Rate | Minimum
Debt Instrument [Line Items]
Spread on variable interest rate			1.00%
Letter of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 40.0
Letters of credit outstanding, amount						$ 20.0
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Converted preferred stock (in shares)	140.4
COVID-19
Debt Instrument [Line Items]
Proceeds from Senior Secured Convertible Notes		$ 108.1
D-1 Convertible Notes
Debt Instrument [Line Items]
Net proceeds from offering, after deducting debt issuance costs		$ 105.9
Interest rate				3.00%		3.00%
PIK interest				7.00%		7.00%
D-1 Convertible Notes | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Converted preferred stock (in shares)		140.4
Eurocurrency Credit Agreement | Revolving credit facility | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable interest rate			0.00%
Eurocurrency Credit Agreement | Revolving credit facility | LIBOR Rate
Debt Instrument [Line Items]
Spread on variable interest rate			2.50%
Eurocurrency Credit Agreement | Revolving credit facility | LIBOR Rate | Minimum
Debt Instrument [Line Items]
Spread on variable interest rate			0.00%
Eurocurrency Credit Agreement | Letter of credit
Debt Instrument [Line Items]
Spread on variable interest rate			2.50%